Note 7 - Risk Management - Amounts of moratoriums and financing with public guarantee (Details)	Dec. 31, 2020 EUR (€)
Moratorium [Member] | Moratorium In Force [Member]
Group Moratorium Line Item
Financing Public Guarantee Amounts Moratoriums	€ 6,803,218,723.33925
Moratorium [Member] | Moratorium Completed [Member]
Group Moratorium Line Item
Financing Public Guarantee Amounts Moratoriums	27,024,511,762.325
Moratorium [Member] | Moratorium Total [Member]
Group Moratorium Line Item
Financing Public Guarantee Amounts Moratoriums	33,827,730,485.6642
Moratorium [Member] | Moratorium Number Customers [Member]
Group Moratorium Line Item
Financing Public Guarantee Amounts Moratoriums	2,843,977,000,000
Total Financing With Public Guarantee [Member] | Moratorium Total [Member]
Group Moratorium Line Item
Financing Public Guarantee Amounts Moratoriums	18,618,684,066.9345
Total Financing With Public Guarantee [Member] | Moratorium Number Customers [Member]
Group Moratorium Line Item
Financing Public Guarantee Amounts Moratoriums	271,870,000,000
Financing Public Guarantee Amounts Moratoriums	€ 52,446,414,552.5987
Percentage of loans and advances Domain [Member]
Group Moratorium Line Item
Financing public guarantee amounts moratoriums percentage credit investment	0.131